Notes Payable Disclosure: Schedule of Unsecured Notes Payable (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Principal amount of unsecured notes payable	$ 0	$ 400,000
Less: unamortized discount of unsecured notes payable	0	(61,075)
Secured notes payable, net of debt discount	$ 0	$ 338,925